Fair Value Measurements - Transfers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurements
Liabilities, Level 1 to Level 2 transfers	$ 0	$ 0
Liabilities, Level 2 to Level 1 transfers	0	0
Transfer into or out of level 3	$ 0	$ 0